 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Government Markets Income Trust - MGF

Report of the calendar month ending January 31, 2002:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
1/14/02	Shares of beneficial interest	5,400	6.60	7.28	Merrill Lynch
1/14/02	Shares of beneficial interest	100,000	6.60	7.28	Merrill Lynch
1/16/02	Shares of beneficial interest	21,000	6.59	7.29	Merrill Lynch
1/16/02	Shares of beneficial interest	100,000	6.59	7.29	Merrill Lynch
1/31/02	Shares of beneficial interest	24,000	6.55	7.25	Merrill Lynch
1/31/02	Shares of beneficial interest	200,000	6.55	7.25	Merrill Lynch

Total Shares Repurchased: 450,400

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management